Investment Securities - Proceeds of AFS Securities Sold or Redeemed (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities sold or redeemed
Proceeds from sales and redemptions	$ 508	$ 518	$ 429
Realized gains	15	16	15
Realized losses	(1)	(1)	(1)
Net realized gains	$ 14	$ 15	$ 14